Stockholders' (Deficiency) (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Apr. 30, 2014	Jul. 31, 2013
Common stock issued, or committed to issue, Shares	3,470,513	778,512,092		580,329,160
Common stock issued, or committed to issue, Amount	$ 806,477	$ 778,512	$ 778,512	$ 580,329
Common stock, value per share	$ 0.001	$ 0.001		$ .001
Conversion of shares of Series E, Convertible Preferred Stock	40,833,335
Warrants Outstanding	239,788,852	257,331,254
Outstanding warrants, weighted average exercise price		$ .085
Outstanding warrants, weighted average remaining life (in years)		3 years 3 months 6 days
Number of warrants, exercise price	$ 0.03	$ .03		$ 0.03
Series F Convertible Preferred Stock
Conversion of shares of Series F, Convertible Preferred Stock	387
Make-Whole Dividend Payments
Common stock issued, or committed to issue, Shares	5,187,021
Upon Exercise Of Options
Common stock issued, or committed to issue, Shares	6,416
Common stock issued, or committed to issue, Amount	$ 6,416,316
Common stock, value per share	$ 0.001
Cash proceeds	$ 542
Warrants Outstanding, Exercise price $0.84
Total Warrants Outstanding, Shares	17,542,402
Outstanding warrants, weighted average exercise price	$ 0.03
Outstanding warrants, weighted average remaining life (in years)	2 years 8 months
Warrants Outstanding, Exercise Price $0.03
Total Warrants Outstanding, Shares	239,788,852
Outstanding warrants, weighted average exercise price	$ 0.03
Derivative Warrant Liability
Warrants, Total	$ 2,689,240
Total Warrants Outstanding, Shares	239,788,852